Financial Instruments Fair Value Disclosures - Additional Information (Detail)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Weighted average cost of capital discount rate	13.90%	(14.80%)